Income Taxes (Tables)	11 Months Ended
Dec. 29, 2013
Income Tax Disclosure [Abstract]
Income Tax Expense Benefit Continuing Operations
The following table summarizes the provision/(benefit) for U.S. federal, state and foreign taxes on income from continuing operations.

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In thousands)
Current:
U.S. federal	$10,200	$55,197	$126,878	$112,064	$41,673
State	1,798	8,409	14,622	12,326	14,992
Foreign	54,382	17,983	187,363	216,076	161,355
	66,380	81,589	328,863	340,466	218,020
Deferred:
U.S. federal	(124,798)	(13,346)	(13,589)	(16,884)	122,757
State	4,755	(469)	894	4,124	(4,402)
Foreign	(177,960)	(6,677)	(74,570)	(82,740)	34,442
	(298,003)	(20,492)	(87,265)	(95,500)	152,797
Provision for income taxes	$(231,623)	$61,097	$241,598	$244,966	$370,817

Components of Income From Continuing Operations Before Income Taxes
The components of income (loss) from continuing operations before income taxes consist of the following:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
	(In thousands)
Domestic	$(290,579)	$(191,629)	$378,283	$315,741	$470,646
Foreign	(7,126)	61,302	965,360	920,348	945,676
Income (loss) from continuing operations	$(297,705)	$(130,327)	$1,343,643	$1,236,089	$1,416,322

U S Federal Statuatory Tax Rate Reconciliation To Effective Tax Rate
The differences between the U.S. federal statutory tax rate and the Company’s consolidated effective tax rate on continuing operations are as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013 FY 2013	April 29, 2012 FY 2012	April 27, 2011 FY 2011
U.S. federal statutory tax rate	35.0%	35.0%	35.0%	35.0%	35.0%
Tax on income of foreign subsidiaries	6.9	6.0	(5.5)	(6.2)	(3.9)
Changes in valuation allowances	(2.7)	1.6	0.9	1.5	(0.8)
State income taxes	(4.3)	(0.5)	0.3	0.8	1.0
Nondeductible deal costs	(2.0)	(18.8)	—	—	—
Earnings repatriation	(1.0)	(77.2)	0.9	2.0	2.9
Tax exempt income	13.3	9.7	(6.6)	(7.3)	(5.7)
Effects of revaluation of tax basis of foreign assets	—	0.4	(6.2)	(3.2)	(1.6)
Reduction of manufacturing deduction for loss carryback	(3.7)	—	—	—	—
Deferred tax effect of foreign statutory tax rate changes	35.9	0.3	(0.7)	(1.1)	(0.5)
Audit settlements and changes in uncertain tax positions	(0.4)	(3.6)	(0.3)	(2.0)	—
Other	0.8	0.2	0.2	0.3	(0.2)
Effective tax rate	77.8%	(46.9)%	18.0%	19.8%	26.2%

Deferred Tax Assets And Liabilities
The following table and note summarize deferred tax (assets) and deferred tax liabilities as of December 29, 2013, April 28, 2013 and April 29, 2012.

	Successor	Predecessor
	December 29, 2013	April 28, 2013	April 29, 2012
	(In thousands)
Depreciation/amortization	$775,441	$394,361	$469,963
Benefit plans	81,213	41,354	59,647
Deferred income	259,238	95,911	90,006
Financing costs	—	117,161	117,670
Indefinite lived intangible assets	3,691,087	438,647	441,024
Unremitted earnings of foreign subsidiaries	344,883	1,571	6,466
Other	57,973	46,510	48,371
Deferred tax liabilities	5,209,835	1,135,515	1,233,147
Operating loss carryforwards/carrybacks	(365,595)	(90,790)	(141,358)
Benefit plans	(87,157)	(211,658)	(195,697)
Depreciation/amortization	(358,098)	(158,194)	(147,745)
Tax credit carryforwards	(71,369)	(111,431)	(81,703)
Deferred income	(93,244)	(18,596)	(20,286)
Other	(129,670)	(97,894)	(96,502)
Deferred tax assets	(1,105,133)	(688,563)	(683,291)
Valuation allowance	78,205	46,069	90,553
Net deferred tax liabilities	$4,182,907	$493,021	$640,409

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Successor	Predecessor
	February 8 - December 29, 2013	April 29 - June 7, 2013	April 28, 2013	April 29, 2012	April 27, 2011
	(In millions)
Balance at the beginning of the period	$50.7	$45.4	$52.7	$70.7	$57.1
Increases for tax positions of prior years	0.5	5.8	1.9	5.2	13.5
Decreases for tax positions of prior years	(6.9)	(0.9)	(8.6)	(18.0)	(26.0)
Increases based on tax positions related to the current year	4.6	1.7	13.9	3.7	10.8
Increases due to business combinations	4.4	—	—	—	26.9
Decreases due to settlements with taxing authorities	—	—	(4.1)	(2.2)	(5.4)
Decreases due to lapse of statute of limitations	(0.2)	(1.3)	(10.4)	(6.7)	(6.2)
Balance at the end of the period	$53.1	$50.7	$45.4	$52.7	$70.7